Other interim disclosures	6 Months Ended
Jun. 30, 2025
Disclosure of other interim disclosures [abstract]
Other interim disclosures [text block]
10. Other interim disclosures
Property, plant and equipment, right-of-use assets and intangible assets
The following table shows additional disclosures related to property, plant and equipment, right-of-use assets and intangible assets:
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Property, plant and equipment impairment charges	-4	-9	-6	-10

Property, plant and equipment depreciation charge	-241	-219	-456	-437

Right-of-use assets depreciation charge	-68	-61	-133	-124

Intangible assets impairment charges	-92	-37	-94	-194

Intangible assets amortization charge	-851	-836	-1 721	-1 711

In the first half of 2025 and 2024, there were no impairment charges on right-of-use assets and no reversals of impairment changes on property, plant and equipment, right-of-use assets and intangible assets.
The following table shows the additions to property, plant and equipment, right-of-use assets and intangible assets other than goodwill excluding the impact of business combinations, which are disclosed in Note 3:
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Additions to property, plant and equipment	353	283	563	506

Additions to right-of-use assets	89	69	145	97

Additions to intangible assets other than goodwill	1 862	512	3 041	1 175

Financial debt
In February 2025, Novartis repaid a 5-year US dollar denominated bond of USD 1.0 billion with a coupon of 1.75% at maturity.
In May 2025, Novartis repaid a 10-year Swiss franc denominated bond of CHF 500 million with a coupon of 0.25% at maturity.
Income taxes
The Basel-Stadt cantonal tax rate change, enacted March 23, 2025, and effective January 1, 2026, will increase the cantonal tax rate from 6.5% to 8.5% and the blended Swiss cantonal and federal tax rate from 13.04% to 14.53%, impacting the Company’s Basel-Stadt-domiciled operating subsidiaries. The enactment required revaluation of deferred tax assets and liabilities to the new tax rates at the date of enactment. The impact of the deferred tax assets and liabilities revaluation recorded in March 2025 was not material.
On July 4, 2025, the United States enacted tax reform legislation as part of the One Big Beautiful Bill Act (“OBBBA”). The OBBBA leaves the U.S. corporate tax rate unchanged at 21% and, in addition, among other changes, extends or revises key provisions of the Tax Cuts and Jobs Act (“TCJA”) enacted in 2017, which were set to expire or change at the end of 2025.
Based on the Company’s preliminary interpretation of the OBBBA, the tax reforms introduced are not expected to have a material impact on the consolidated financial statements. However, given the complexity of tax laws, related regulations, and evolving interpretations, our estimates may require revision as additional information becomes available regarding the application of the OBBBA provisions.
Commitments
Research and development and acquisition agreement commitments
The Company has entered into long-term research and development agreements with various institutions and acquisition agreements with third parties accounted for as assets separately acquired (by electing to apply the optional concentration test) related to intangible assets. These agreements may provide for potential milestone payments by Novartis, which are dependent on successful clinical development, or meeting specified sales targets, or other conditions that are specified in the agreements.
As of June 30, 2025, the amount and estimated timing of the Company’s commitments to make payments under those agreements, which are shown without risk adjustment and on an undiscounted basis, were as follows:
(USD millions)	Jun 30, 2025

2025	136

2026	469

2027	761

2028	1 027

2029	759

2030	961

Thereafter	10 123

Total	14 236

Other commitments
On July 7, 2025, the Company entered into a lease agreement that has not yet commenced with an undiscounted commitment amount of USD 0.8 billion. The estimated timing of the commitment is as follows: nil in 2025, 2026 and 2027, USD 16 million in 2028, USD 40 million in 2029, USD 41 million in 2030, and USD 0.7 billion thereafter.